Liquidity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jan. 13, 2022
Liquidity (Details) [Line Items]
Net loss amount	$ 8,000,000	$ 3,900,000
Cash used in operating activities	25,700,000	7,000,000
Total cash decreased	1,800,000
Working capital decreased	8,600,000
Tax payable	16,600,000
Tax payable	28,300,000
Additional tax	6,100,000		$ 522,116
Additional consumption tax	4,900,000
Refundable consumption tax	12,900,000
Total compensation receivable	23,700,000
Consumption tax receivable	3,300,000
Remaining balance	13,700,000
Accounts receivable	$ 89,400,000
Processing percentage	33.40%
Short-term borrowings	$ 60,600,000
Long-term borrowings outstanding	$ 13,100,000
Minimum [Member]
Liquidity (Details) [Line Items]
Total cash decreased		16,500,000
Working capital decreased		36,500,000
Accounts receivable		41,000,000
Maximum [Member]
Liquidity (Details) [Line Items]
Total cash decreased		18,300,000
Working capital decreased		45,100,000
Accounts receivable		$ 48,400,000
Kaika International [Member]
Liquidity (Details) [Line Items]
Equity interests percentage	100.00%
Palpito to Seihinkokusai [Member]
Liquidity (Details) [Line Items]
Equity interests percentage	40.00%